COMMITMENTS AND CONTINGENCIES (Contingencies and Guarantees) (Details) (Case Against Wuxi Zhongcai [Member], CNY) In Millions, unless otherwise specified	1 Months Ended
	Feb. 28, 2013	Jul. 31, 2008
Case Against Wuxi Zhongcai [Member]
Contingencies [Line Items]
Amount of claim	2.7
Amount of claim against party	93.2
Payment for long-term purchase agreement deposit		95.6
Provision for doubtful accounts receivable	93.2